VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—95.9%
Argentina—2.0%
MSU Energy S.A. 144A 6.875%, 2/1/25(1)	$ 80	$ 59
YPF S.A.
144A 8.500%, 7/28/25(1)	16	15
RegS 8.500%, 7/28/25(2)	19	18
RegS 6.950%, 7/21/27(2)	82	69
		161

Brazil—6.5%
Banco do Brasil S.A.
144A 6.250%(1)(3)	40	38
144A 9.000%(1)(3)	19	19
Braskem Netherlands Finance B.V. 144A 5.875%, 1/31/50(1)	13	10
BRF S.A.
144A 4.875%, 1/24/30(1)	32	27
144A 5.750%, 9/21/50(1)	48	35
Guara Norte S.a.r.l. 144A 5.198%, 6/15/34(1)	56	49
Iochpe-Maxion Austria GmbH 144A 5.000%, 5/7/28(1)	37	32
JBS USA LUX S.A. 4.375%, 2/2/52	62	44
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(1)	46	31
Minerva Luxembourg S.A. 144A 4.375%, 3/18/31(1)	44	35
MV24 Capital B.V. 144A 6.748%, 6/1/34(1)	4	4
Petrobras Global Finance B.V. 6.900%, 3/19/49	18	17
Rumo Luxembourg S.a.r.l. 144A 4.200%, 1/18/32(1)	58	47
Simpar Europe S.A. 144A 5.200%, 1/26/31(1)	45	36
Suzano Austria GmbH 3.750%, 1/15/31	25	21
Usiminas International S.a.r.l. 144A 5.875%, 7/18/26(1)	76	73
		518

Chile—3.0%
ATP Tower Holdings LLC 144A 4.050%, 4/27/26(1)	116	101
Banco de Chile RegS 2.990%, 12/9/31(2)	61	51
Celulosa Arauco y Constitucion S.A. 144A 5.500%, 4/30/49(1)	68	56
Cencosud S.A.
144A 5.150%, 2/12/25(1)	19	19
144A 4.375%, 7/17/27(1)	14	13
		240

China—3.5%
Bank of China Ltd. RegS 5.000%, 11/13/24(2)	46	45
ENN Clean Energy International Investment Ltd. 144A 3.375%, 5/12/26(1)	56	51
	Par Value	Value

China—continued
Tencent Holdings Ltd.
144A 2.390%, 6/3/30(1)	$ 14	$ 12
144A 3.240%, 6/3/50(1)	14	9
RegS 3.975%, 4/11/29(2)	175	161
		278

Colombia—4.0%
AI Candelaria Spain S.A.
144A 7.500%, 12/15/28(1)	27	25
144A 5.750%, 6/15/33(1)	66	48
Ecopetrol S.A.
5.375%, 6/26/26	29	28
7.375%, 9/18/43	73	62
Geopark Ltd. 144A 5.500%, 1/17/27(1)	61	52
Gran Tierra Energy International Holdings Ltd. 144A 6.250%, 2/15/25(1)	65	57
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(1)	61	46
		318

Ghana—1.6%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(2)	110	98
Tullow Oil plc 144A 7.000%, 3/1/25(1)	45	31
		129

Guatemala—1.8%
CT Trust 144A 5.125%, 2/3/32(1)	57	47
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(1)	58	54
Millicom International Cellular S.A. 144A 4.500%, 4/27/31(1)	54	42
		143

Hong Kong—5.3%
CK Hutchison International 17 II Ltd. RegS 3.250%, 9/29/27(2)	50	46
CK Hutchison International 21 Ltd. RegS 1.500%, 4/15/26(2)	70	63
Standard Chartered plc
144A 6.301%, 1/9/29(1)	80	81
144A 2.678%, 6/29/32(1)	25	20
RegS 6.000%(2)(3)	16	15
Towngas Finance Ltd. RegS 4.750% (2)(3)	200	197
		422

India—7.5%
Adani Electricity Mumbai Ltd. 144A 3.949%, 2/12/30(1)	100	73
Adani Green Energy Ltd. 144A 4.375%, 9/8/24(1)	60	56
Adani Ports & Special Economic Zone Ltd. RegS 3.375%, 7/24/24(2)	27	26
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

India—continued
Adani Transmission Step-One Ltd. 144A 4.000%, 8/3/26(1)	$ 23	$ 20
Bharti Airtel Ltd.
144A 3.250%, 6/3/31(1)	33	28
RegS 4.375%, 6/10/25(2)	15	15
Greenko Dutch B.V. 144A 3.850%, 3/29/26(1)	60	54
Greenko Power II Ltd. 144A 4.300%, 12/13/28(1)	25	22
JSW Hydro Energy Ltd. RegS 4.125%, 5/18/31(2)	71	59
JSW Steel Ltd. RegS 5.050%, 4/5/32(2)	57	46
Network i2i Ltd. 144A 5.650% (1)(3)	120	117
Reliance Industries Ltd. RegS 3.625%, 1/12/52(2)	43	29
Summit Digitel Infrastructure Ltd. RegS 2.875%, 8/12/31(2)	60	47
Vedanta Resources Finance II plc 144A 8.950%, 3/11/25(1)	19	12
		604

Indonesia—5.1%
Freeport Indonesia PT
144A 4.763%, 4/14/27(1)	68	65
RegS 5.315%, 4/14/32(2)	115	107
Indika Energy Capital IV Pte Ltd.
144A 8.250%, 10/22/25(1)	6	6
RegS 8.250%, 10/22/25(2)	40	39
Indonesia Asahan Aluminium PT 144A 5.450%, 5/15/30(1)	40	39
Minejesa Capital B.V. 144A 4.625%, 8/10/30(1)	165	149
Star Energy Geothermal Darajat II 144A 4.850%, 10/14/38(1)	5	4
		409

Israel—4.2%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	31	25
Energian Israel Finance Ltd.
144A, RegS 4.875%, 3/30/26(1)(2)	41	39
144A, RegS 5.375%, 3/30/28(1)(2)	43	39
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(1)(2)	89	83
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	164	148
		334

Jamaica—0.2%
Digicel International Finance Ltd. 144A 8.750%, 5/25/24(1)	16	15
Kazakhstan—1.9%
KazMunayGas National Co. JSC RegS 3.500%, 4/14/33(2)	200	150
	Par Value	Value

Macau—6.1%
Melco Resorts Finance Ltd.
144A 5.750%, 7/21/28(1)	$ 32	$ 28
RegS 5.625%, 7/17/27(2)	37	33
RegS 5.750%, 7/21/28(2)	50	44
RegS 5.375%, 12/4/29(2)	30	25
MGM China Holdings Ltd. RegS 5.875%, 5/15/26(2)	53	51
Sands China Ltd.
5.650%, 8/8/28	40	38
3.500%, 8/8/31	55	44
Studio City Co., Ltd. 144A 7.000%, 2/15/27(1)	54	51
Studio City Finance Ltd.
144A 6.000%, 7/15/25(1)	79	74
144A 5.000%, 1/15/29(1)	138	103
		491

Malaysia—2.8%
Gohl Capital Ltd. RegS 4.250%, 1/24/27(2)	200	186
Resorts World Las Vegas LLC RegS 4.625%, 4/6/31(2)	50	38
		224

Mexico—8.2%
Banco Mercantil del Norte S.A.
144A 6.750%(1)(3)	53	52
144A 7.500%(1)(3)	43	39
BBVA Bancomer S.A.
144A 5.125%, 1/18/33(1)	19	16
RegS 5.350%, 11/12/29(2)	32	31
Braskem Idesa SAPI 144A 6.990%, 2/20/32(1)	38	23
Cemex SAB de C.V.
144A 5.125%(1)(3)	57	53
144A 9.125%(1)(3)	38	39
144A 3.875%, 7/11/31(1)	54	46
Cometa Energia S.A. de C.V. 144A 6.375%, 4/24/35(1)	46	44
Grupo Aeromexico SAB de C.V. 144A 8.500%, 3/17/27(1)	43	40
Mexico Generadora de Energia S de rl 144A 5.500%, 12/6/32(1)	22	21
Petroleos Mexicanos
6.625%, 6/15/35	33	22
7.690%, 1/23/50	48	32
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(2)	55	45
Sitios Latinoamerica SAB de C.V. 144A 5.375%, 4/4/32(1)	33	29
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(1)	47	42
Southern Copper Corp. 6.750%, 4/16/40	34	37
Tierra Mojada Luxembourg II S.a.r.l. 144A 5.750%, 12/1/40(1)	53	45
		656

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Morocco—0.6%
OCP S.A. 144A 3.750%, 6/23/31(1)	$ 55	$ 45
Nigeria—1.7%
Access Bank plc 144A 6.125%, 9/21/26(1)	28	24
Africa Finance Corp. 144A 2.875%, 4/28/28(1)	55	46
IHS Holding Ltd. 144A 6.250%, 11/29/28(1)	41	33
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(1)	36	32
		135

Oman —0.5%
Lamar Funding Ltd. 144A 3.958%, 5/7/25(1)	41	39
Peru—2.4%
Banco Internacional del Peru SAA Interbank RegS 4.000%, 7/8/30(2)	43	40
Inkia Energy Ltd. 144A 5.875%, 11/9/27(1)	112	107
Kallpa Generacion S.A. 144A 4.125%, 8/16/27(1)	53	49
		196

Saudi Arabia—3.7%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(1)	103	99
EIG Pearl Holdings S.a.r.l. 144A 3.545%, 8/31/36(1)	35	29
Saudi Arabian Oil Co.
144A 3.500%, 4/16/29(1)	40	37
144A 4.375%, 4/16/49(1)	65	53
TMS Issuer S.a.r.l. 144A 5.780%, 8/23/32(1)	75	76
		294

Singapore—2.5%
BOC Aviation Ltd. (3 month LIBOR + 1.300%) RegS 6.941%, 5/21/25(2)(4)	200	199
South Africa—4.7%
Anglo American Capital plc
144A 2.625%, 9/10/30(1)	10	8
RegS 2.625%, 9/10/30(2)	8	6
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	117	115
Prosus N.V.
144A 3.832%, 2/8/51(1)	19	11
RegS 3.257%, 1/19/27(2)	51	46
RegS 3.680%, 1/21/30(2)	19	16
RegS 3.061%, 7/13/31(2)	47	36
	Par Value	Value

South Africa—continued
Sasol Financing USA LLC
4.375%, 9/18/26	$ 130	$ 116
144A 8.750%, 5/3/29(1)	20	19
		373

South Korea—2.4%
LG Chem Ltd.
RegS 1.375%, 7/7/26(2)	50	45
RegS 2.375%, 7/7/31(2)	40	32
Shinhan Bank Co., Ltd. RegS 3.875%, 3/24/26(2)	60	57
Woori Bank RegS 4.750%, 4/30/24(2)	60	59
		193

Taiwan—1.3%
TSMC Arizona Corp.
3.875%, 4/22/27	14	13
4.125%, 4/22/29	23	22
TSMC Global Ltd.
RegS 1.375%, 9/28/30(2)	35	27
RegS 2.250%, 4/23/31(2)	48	40
		102

Tanzania—1.2%
HTA Group Ltd. 144A 7.000%, 12/18/25(1)	104	98
Thailand—1.5%
Bangkok Bank PCL 144A 3.733%, 9/25/34(1)	50	42
PTT Treasury Center Co., Ltd. 144A 4.500%, 10/25/42(1)	52	44
Thaioil Treasury Center Co., Ltd. RegS 4.875%, 1/23/43(2)	40	32
		118

Turkey—2.6%
Akbank TAS 144A 5.125%, 3/31/25(1)	15	14
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(1)	62	55
Turkcell Iletisim Hizmetleri AS 144A 5.750%, 10/15/25(1)	85	82
Turkiye Garanti Bankasi AS 144A 7.177%, 5/24/27(1)	60	57
		208

Ukraine—1.0%
Metinvest B.V. 144A 7.750%, 10/17/29(1)	75	43
VF Ukraine PAT via VFU Funding plc 144A 6.200%, 2/11/25(1)(5)	55	40
		83

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

United Arab Emirates—3.8%
Abu Dhabi National Energy Co. PJSC 144A 4.696%, 4/24/33(1)	$ 129	$ 126
DP World Ltd. 144A 4.700%, 9/30/49(1)	149	123
Galaxy Pipeline Assets Bidco Ltd. 144A 1.750%, 9/30/27(1)	61	57
		306

Vietnam—1.3%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(1)	118	107
Zambia—1.0%
First Quantum Minerals Ltd.
144A 6.875%, 3/1/26(1)	50	49
144A 8.625%, 6/1/31(1)	33	34
		83

Total Corporate Bonds and Notes (Identified Cost $8,156)		7,671

Total Long-Term Investments—95.9% (Identified Cost $8,156)		7,671

	Shares
Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.209%)(6)	46,408	46
Total Short-Term Investment (Identified Cost $46)		46

TOTAL INVESTMENTS—96.5% (Identified Cost $8,202)		$7,717
Other assets and liabilities, net—3.5%		280
NET ASSETS—100.0%		$7,997
Abbreviations:
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, these securities amounted to a value of $4,658 or 58.2% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of August 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Mexico	8%
India	8
Brazil	7
Macau	6
Hong Kong	5
Indonesia	5
South Africa	5
Other	56
Total	100%
† % of total investments as of August 31, 2023.

The following table summarizes the value of the Fund’s investments as of August 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$7,671	$—	$7,671
Money Market Mutual Fund	46	46	—
Total Investments	$7,717	$46	$7,671
There were no securities valued using significant unobservable inputs (Level 3) at August 31, 2023.
There were no transfers into or out of Level 3 related to securities held at August 31, 2023.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.